SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENTS

NOTE 15. SEGMENTS

Our operating segments are components of the business which are managed discretely and for which discrete financial information is reviewed regularly by our Chief Executive Officer, who is our chief operating decision maker, to assess performance and make decisions regarding the allocation of resources. Our operating and reportable segments are defined as follows:

•	Owned hotels—This segment derives its earnings from the operation of owned hotel properties located in the United States.

•

Franchise and management—This segment derives its earnings primarily from revenues earned under various franchise and management agreements relating to our owned, franchised, and managed hotels, which provide for us to earn compensation for the licensing of our brand to franchisees, as well as for services rendered, such as hotel management and providing access to certain shared services and marketing programs such as reservations, Returns, and property management systems.

Corporate and other includes revenues generated and operating expenses incurred in connection with the overall support and brand management of our owned, managed, and franchised hotels and operations.

The performance of our operating segments is evaluated primarily based upon Adjusted EBITDA, which should not be considered an alternative to net income (loss) or other measures of financial performance or liquidity derived in accordance with GAAP. We define Adjusted EBITDA as our net income (exclusive of non-controlling interests) before interest expense, income tax expense (benefit), and depreciation and amortization, further adjusted to exclude certain items, including, but not limited to: gains, losses, and expenses in connection with: (i) asset dispositions; (ii) debt modifications/retirements; (iii) non-cash impairment charges; (iv) discontinued operations; (v) equity based compensation and (vi) other items.

The table below shows summarized consolidated financial information by segment for the three and nine months ended September 30, 2014 and 2013:

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013

	(in thousands)

Revenues
Owned hotels	$241,266	$211,569	$667,564	$601,504
Franchise and management(1)	29,054	15,233	68,977	42,232

Segment revenues	270,320	226,802	736,541	643,736
Other fee-based revenues from franchise and managed properties	6,158	5,411	16,511	14,594
Corporate and other(2)	34,026	26,733	88,054	74,424
Intersegment elimination(3)	(39,386)	(20,911)	(92,390)	(59,370)

Total revenues	$271,118	$238,035	$748,716	$673,384

Adjusted EBITDA
Owned hotels	$87,951	$88,997	$249,226	$246,171
Franchise and management	29,054	15,233	68,977	42,232

Segment Adjusted EBITDA	117,005	104,230	318,203	288,403
Corporate and other	(7,708)	(10,483)	(27,944)	(32,188)

Adjusted EBITDA	$109,297	$93,747	$290,259	$256,215

(1)	This segment includes intercompany fees which are charged to our owned hotels to reflect that certain functions, such as licensing and management, are included in the franchise and management segment. Prior to the IPO, we charged aggregate fees of 2.0% (0.33% license fees for trademark rights and 1.67% management fee for management services) to our owned hotels. In connection with the IPO, we entered into a new franchise agreement with our owned hotels, which covers certain services as well as trademark rights, and a new management agreement and terminated the existing agreements with our owned hotels. The new agreements, which commenced April 14, 2014, provide for a franchise fee of 4.5% of gross room revenues and a management fee of 2.5% of gross operating revenue for our owned hotels. Our consolidated financial information by segment for periods prior to April 14, 2014 presented herein reflects the historical aggregate fees of 2.0%.

(2)	Includes revenues related to our brand management programs and other cost reimbursements. The portions of these fees that are charged to our owned hotels, which totaled $51.0 million and $41.4 million for the nine months ended September 30, 2014 and 2013, respectively, and $20.1 million and $14.4 million for the three months ended September 30, 2014 and 2013, respectively, are eliminated in the accompanying condensed consolidated financial statements. The franchise agreement we entered into with our owned hotels upon effectiveness of the IPO also includes a reservation fee of 2.0% of gross room revenues, which is reflected in corporate and other.

(3)	Includes management, license, franchise, BMF, Returns and other cost reimbursements totaling $39.4 million and $20.9 million for each of the three months periods ended September 30, 2014 and 2013, respectively and $92.4 million and $59.4 million for each of the nine month periods ended September 30, 2014 and 2013, respectively. These fees are charged to owned hotels and are eliminated in the accompanying condensed consolidated financial statements.

The table below provides a reconciliation of Adjusted EBITDA to EBITDA and EBITDA to net loss attributable to La Quinta Holdings’ stockholders for the three and nine months ended September 30, 2014 and 2013:

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013

	(in thousands)
Adjusted EBITDA	$109,297	$93,747	$290,259	$256,215
Income (loss) from discontinued operations	—	1,533	(377)	8,420
Impairment loss	—	—	(5,308)	(19,913)
Gain on sale from discontinued operations	—	7,694	—	7,694
Gain (loss) on retirement of assets	—	4	—	(47)
Gain related to casualty disasters	108	739	1,106	2,611
Loss on extinguishment of debt, net	—	—	(2,030)	—
Equity based compensation	(8,600)	—	(39,703)	—
Other gains (losses), net(1)	(1,924)	314	(2,312)	(3,034)

EBITDA	98,881	104,031	241,635	251,946
Interest expense	(24,500)	(38,290)	(97,300)	(110,908)
Income tax provision	(16,162)	(969)	(21,860)	(2,573)
Recognition of net deferred tax liabilities upon C-corporation conversion	—	—	(321,054)	—
Depreciation and amortization	(45,352)	(41,796)	(130,711)	(128,711)
Noncontrolling interests	(50)	(406)	(3,814)	(1,106)

Net income (loss) attributable to La Quinta Holdings’ stockholders	$12,817	$22,570	$(333,104)	$8,648

(1)	Other gains (losses), net primarily consists of net income (loss) attributable to the BMF (which, over time, runs at a break-even level, but may reflect a profit or loss from period to period) and litigation reserve adjustments.

The following table presents assets for our reportable segments, reconciled to consolidated amounts as of September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013

	(in thousands)

Total Assets
Owned hotels	$2,913,039	$2,925,882
Franchise and management	193,257	192,191

Total segments assets	3,106,296	3,118,073
Corporate and other	134,809	51,761

Total	$3,241,105	$3,169,834

The following table presents capital expenditures for our reportable segments, reconciled to our consolidated amounts for the nine months ended September 30, 2014 and 2013:

	For the nine months ended September 30,
	2014	2013

Capital Expenditures
Owned hotels	$52,019	$70,625
Franchise and management	—	—

Total segment capital expenditures	52,019	70,625
Corporate and other	13,813	12,354

Total	$65,832	$82,979

Note 16. Segments

Our operating segments are components of the business which are managed discretely and for which discrete financial information is reviewed regularly by our chief operating decision maker to assess performance and make decisions regarding the allocation of resources. Our chief operating decision maker is our Chief Executive Officer. Our operating and reportable segments are defined as follows:

•	Owned hotels—This segment derives its earnings from the operation of owned hotel properties located in the United States.

•

Franchise and management—This segment derives its earnings primarily from revenues earned under various franchise and management agreements relating to our owned, franchised, and managed hotels, which provide for us to earn compensation for the licensing of our brand to franchisees, as well as for services rendered, such as hotel management and providing access to certain shared services and marketing programs such as reservations, Returns, and property management systems.

Corporate and other includes revenues generated and operating expenses incurred in connection with the overall support and brand management of our owned, managed, and franchised hotels and operations.

The performance of our operating segments is evaluated primarily based upon Adjusted EBITDA, which should not be considered an alternative to net income (loss) or other measures of financial performance or liquidity derived in accordance with GAAP. We define Adjusted EBITDA as our net income (exclusive of non-controlling interests) before interest expense, income tax expense (benefit), and depreciation and amortization, further adjusted to exclude certain items, including, but not limited to: gains, losses, and expenses in connection with: (i) asset dispositions; (ii) debt modifications/retirements; (iii) non-cash impairment charges; (iv) discontinued operations; and (v) other items.

The table below shows summarized combined financial information by segment:

(In thousands)	2013	2012	2011

Revenues
Owned hotels	$778,898	$734,547	$679,843
Franchise and management	55,542	50,086	44,064

Segment revenues	834,440	784,633	723,907
Other fee-based revenues from franchise and managed properties	19,065	17,157	15,182
Corporate and other revenues(1)	97,177	88,870	76,178
Intersegment elimination(2)	(76,789)	(72,648)	(63,726)

Total revenues	$873,893	$818,012	$751,541

Adjusted EBITDA
Owned hotels	311,809	285,974	$250,701
Franchise and management	55,542	50,086	44,064

Segment adjusted EBITDA	367,351	336,060	294,765
Corporate and other	(40,544)	(38,237)	(36,376)

Adjusted EBITDA	$326,807	$297,823	$258,389

(1)	Includes revenues related to our brand management programs and other cost reimbursements. The portion of these fees that are charged to our owned hotels, which totaled $53.7 million, $51.1 million and 44.1 million for the years ended December 31, 2013, 2012 and 2011, respectively, are eliminated in our combined financial statements.

(2)	Includes management, royalty, intellectual property royalty fees, and other cost reimbursements totaling $76.8 million, $72.6 million, and $63.7 million for the years ended December 31, 2013, 2012, and 2011, respectively, which are charged as a cost to our owned hotels and eliminated in our combined financial statements.

The table below provides a reconciliation of Adjusted EBITDA to EBITDA, and EBITDA to net income attributable to the Company:

(In thousands)	2013	2012	2011

Adjusted EBITDA	$326,807	$297,823	$258,389
Fixed asset impairment loss	(19,533)	(53,228)	—
Income from discontinued operations	8,636	12,723	13,543
Gain on sale from discontinued operations	10,714	—	—
Loss on retirement of assets	(359)	(1,562)	(2,168)
Gain (loss) related to casualty disasters	1,825	(4,730)	3,447
Gain on extinguishment of debt, net	—	1,192	11,451
Off-cycle management bonus related to debt amendment	—	(4,932)	—
Financing costs expensed as incurred	—	(7,749)	(1,668)
Other gains (losses), net(1)	(2,697)	4,111	850
Termination of long-term contract	—	—	(5,152)

EBITDA	325,393	243,648	278,692
Interest expense	(148,806)	(103,342)	(51,986)
Income tax expense	(3,665)	(3,283)	(2,472)
Depreciation and amortization	(170,401)	(172,787)	(165,295)
Non-controlling interests	1,455	4,810	4,574

Net income (loss) attributable to the company	$3,976	$(30,954)	$63,513

(1)	Other losses, net primarily consists of loss on interest rate caps, net income (loss) attributable to the BMF (which, over time, runs at a break-even level, but may reflect a profit or loss from year to year) and litigation reserve adjustments.

The following table presents total assets for our reportable segments, reconciled to consolidated amounts:

(In thousands)	2013	2012

Owned hotels	$2,925,882	$3,122,256
Franchise and management fees	192,191	191,875

Total segment assets	3,118,073	3,314,131
Corporate and other	51,761	42,189

Total assets	$3,169,834	$3,356,320

The following table presents total capital expenditures for our reportable segments, reconciled to our consolidated amounts:

(In thousands)	2013	2012	2011

Owned hotels	$97,336	$89,429	$85,278
Franchise and management fees	—	—	—

Total segment capital expenditures	97,336	89,429	85,278
Corporate and other	18,193	13,457	10,274

Total	$115,529	$102,886	$95,552